Note 8 - Commitments and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Lease deposit paid		$ 1,500
Operating Leases, Rent Expense, Minimum Rentals		$ 1,500
Office Space
Periodic Payment Amount	$ 1,500
Lease deposit paid	$ 1,500